Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Impairment charges	$ 0	$ 0	$ 0